Offerings - Offering: 1	Oct. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 nominal value
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860
Offering Note

(1)

Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-281262), which was filed on August 5, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act.